Acquired Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Acquired Intangible Assets and Future Amortization Expense

The table below reflects acquired intangible assets related to the acquisitions of Airgroup, Automotive Services Group, Adcom, DBA, ISLA, ALBS, Marvir and IFS:

	September 30, 2013		June 30, 2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets:
Customer related	$19,505,640	$11,195,790	$19,505,640	$10,511,810
Covenants not to compete	450,000	229,167	450,000	212,667

Total	$19,955,640	$11,424,957	$19,955,640	$10,724,477

Amortization expense amounted to $700,480 and $957,095 for the three months ended September 30, 2013 and 2012, respectively. Future amortization expense for the fiscal years ending June 30 are as follows:

2014 (remaining portion)	$1,649,695
2015	1,849,111
2016	2,954,003
2017	1,966,974
2018	110,900

$8,530,683

The table below reflects acquired intangible assets related to the acquisitions of Airgroup, Automotive Services Group, Adcom, DBA, ISLA, ALBS, Marvir and IFS:

	Year ended June 30, 2013		Year ended June 30, 2012
	Gross carrying amount	Accumulated Amortization	Gross carrying amount	Accumulated Amortization
Amortizable intangible assets:
Customer related	$19,505,640	$10,511,810	$18,712,673	$7,275,865
Covenants not to compete	450,000	212,667	420,000	133,996

Total	$19,955,640	$10,724,477	$19,132,673	$7,409,861

Aggregate amortization expense:
For the year ended June 30, 2013		$3,314,616
For the year ended June 30, 2012		$2,636,145

Aggregate amortization expense for the years ended June 30:
2014		$2,350,175
2015		1,849,111
2016		2,954,003
2017		1,966,974
2018		110,900

Total		$9,231,163